Note E - Premises and Equipment	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
E
- Premises and Equipment

Following is a summary of premises and equipment at
December 31:

	201 7	201 6
Land	$2,641	$2,348
Buildings	13,913	13,247
Leasehold improvements	1,267	1,238
Furniture and equipment	5,675	5,085
	23,496	21,918
Less accumulated depreciation	10,215	9,135
Total premises and equipment	$13,281	$12,783

The following is a summary of the future minimum operating lease payments for facilities leased by the Company. Operating lease expense was
$344
in
2017,
$464
in
2016,
and
$464
in
2015.

201 8	$253
201 9	68
20 20	64
20 21	40
202 2	7
Thereafter	----
$432